Property Plant and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 115,790,000		$ 115,790,000		$ 105,261,000
Accumulated amortization	50,131,000		50,131,000		41,635,000
Depreciation and amortization expense	5,100,000	$ 4,100,000	9,700,000	$ 8,100,000
Property, plant and equipment, net	65,659,000		65,659,000		63,626,000
Assets Under Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	18,200,000		18,200,000		21,200,000
Accumulated amortization	13,300,000		13,300,000		10,900,000
Build-to-suit lease building
Property, Plant and Equipment [Line Items]
Accumulated amortization	200,000		200,000		0
Property, plant and equipment, net	$ 8,200,000		$ 8,200,000		$ 5,000,000